Poplar Forest Cornerstone Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 58.2%	Shares	Value
Air Freight & Logistics - 2.0%
FedEx Corp.	2,900	$659,199

Banks - 2.9%
Citigroup, Inc.	11,000	936,320

Biotechnology - 1.7%
United Therapeutics Corp. (a)	1,900	545,965

Capital Markets - 1.3%
LPL Financial Holdings, Inc.	1,100	412,467

Consumer Finance - 1.6%
Ally Financial, Inc.	13,200	514,140

Consumer Staples Distribution & Retail - 2.2%
Dollar Tree, Inc. (a)	7,200	713,088

Distributors - 2.2%
Genuine Parts Co.	5,900	715,729

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	30,000	868,200

Electrical Equipment - 0.9%
Sensata Technologies Holding PLC	9,900	298,089

Electronic Equipment, Instruments & Components - 1.6%
Vishay Intertechnology, Inc.	31,700	503,396

Financial Services - 3.6%
Equitable Holdings, Inc.	15,000	841,500
Global Payments, Inc.	3,900	312,156
		1,153,656

Food Products - 2.3%
Tyson Foods, Inc. - Class A	13,500	755,190

Gas Utilities - 2.8%
National Fuel Gas Co.	10,500	889,455

Health Care Providers & Services - 7.4%
Cencora, Inc.	3,000	899,550
CVS Health Corp.	12,000	827,760
Humana, Inc.	2,700	660,096
		2,387,406

Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.	11,000	478,610

Insurance - 1.2%
Allstate Corp.	2,000	402,620

IT Services - 3.0%
International Business Machines Corp.	3,300	972,774

Machinery - 1.1%
Stanley Black & Decker, Inc.	5,000	338,750

Metals & Mining - 2.2%
Nucor Corp.	5,400	699,516

Multi-Utilities - 2.5%
Dominion Energy, Inc.	14,000	791,280

Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	5,000	715,950
Murphy Oil Corp.	16,500	371,250
		1,087,200

Pharmaceuticals - 2.9%
Merck & Co., Inc.	11,600	918,256

Professional Services - 1.9%
CACI International, Inc. - Class A (a)	1,250	595,875

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	17,600	394,240

Textiles, Apparel & Luxury Goods - 2.1%
Tapestry, Inc.	7,600	667,356
TOTAL COMMON STOCKS (Cost $13,565,917)		18,698,777

CORPORATE BONDS - 16.4%	Par	Value
Computer Services - 1.3%
Accenture Capital, Inc., 4.25%, 10/04/2031	$200,000	198,111
Peraton Enterprise Solutions LLC, 7.45%, 10/15/2029	200,000	217,481
		415,592

Electric Utilities - 3.6%
Dominion Energy South Carolina, Inc., 4.25%, 08/15/2028	300,000	298,420
DTE Electric Co., 3.00%, 03/01/2032	700,000	637,013
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	200,000	207,880
		1,143,313

Food Products - 2.7%
Kellanova, 5.75%, 05/16/2054	865,000	854,146

Gas Utilities - 2.4%
National Fuel Gas Co., 3.95%, 09/15/2027	800,000	787,951

Oil, Gas & Consumable Fuels - 2.6%
Murphy Oil Corp., 6.00%, 10/01/2032	875,000	835,159

Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co., 6.13%, 05/01/2038	725,000	768,536

Specialty Retail - 1.4%
Dick's Sporting Goods, Inc., 3.15%, 01/15/2032	500,000	448,407
TOTAL CORPORATE BONDS (Cost $5,254,799)		5,253,104

U.S. TREASURY SECURITIES - 11.2%	Par	Value
U.S. Treasury Note TIPS, 0.25%, 07/15/2029	940,590	903,511
United States Treasury Note/Bond
4.38%, 07/31/2026	875,000	878,623
4.13%, 07/31/2031	600,000	606,961
4.38%, 05/15/2034	500,000	508,027
3.88%, 02/15/2043	270,000	242,051
4.13%, 08/15/2053	500,000	447,500
TOTAL U.S. TREASURY SECURITIES (Cost $3,669,546)		3,586,673

U.S. GOVERNMENT AGENCY ISSUES - 2.3%	Par	Value
Federal Farm Credit Banks Funding Corp
5.33%, 12/23/2033	250,000	250,052
5.49%, 09/19/2039	250,000	248,461
Federal Home Loan Banks, 5.05%, 07/16/2035	250,000	250,030
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $748,125)		748,543

PREFERRED STOCKS - 2.1%	Shares	Value
Consumer Finance - 2.1%
Ally Financial, Inc., Series B, 4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	700,000	676,956
TOTAL PREFERRED STOCKS (Cost $713,344)		676,956

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.1%	Shares	Value
Residential REITs - 1.1%
Sun Communities, Inc.	2,800	354,172
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $307,939)		354,172

MUNICIPAL BONDS - 0.6%	Par	Value
Idaho Housing & Finance Association, 5.10%, 01/01/2032	$200,000	202,951
TOTAL MUNICIPAL BONDS (Cost $201,989)		202,951

SHORT-TERM INVESTMENTS - 8.6%	Shares	Value
Money Market Funds - 3.7%
First American Treasury Obligations Fund - Class X, 4.22% (b)	770,048	770,048
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class Institutional, 4.16% (b)	410,362	410,362
		1,180,410

U.S. Treasury Bills - 4.9%	Par
4.45%, 08/07/2025 (c)	$180,000	179,215
4.33%, 09/04/2025 (c)	180,000	178,619
3.93%, 10/02/2025 (c)	180,000	178,038
4.28%, 10/30/2025 (c)	180,000	177,472
4.38%, 11/28/2025 (c)	185,000	181,823
4.25%, 12/26/2025 (c)	175,000	171,445
4.22%, 02/19/2026 (c)	185,000	180,323
4.11%, 03/19/2026 (c)	180,000	174,919
4.10%, 06/11/2026 (c)	160,000	154,166
		1,576,020
TOTAL SHORT-TERM INVESTMENTS (Cost $2,756,246)		2,756,430

TOTAL INVESTMENTS - 100.5% (Cost $27,217,905)		32,277,606
Liabilities in Excess of Other Assets - (0.5)%		(147,541)
TOTAL NET ASSETS - 100.0%		$32,130,065
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Poplar Forest Cornerstone Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$18,698,777	$–	$–	$18,698,777
Corporate Bonds	–	5,253,104	–	5,253,104
U.S. Treasury Securities	–	3,586,673	–	3,586,673
U.S. Government Agency Issues	–	748,543	–	748,543
Preferred Stocks	–	676,956	–	676,956
Real Estate Investment Trusts - Common	354,172	–	–	354,172
Municipal Bonds	–	202,951	–	202,951
Money Market Funds	1,180,410	–	–	1,180,410
U.S. Treasury Bills	–	1,576,020	–	1,576,020
Total Investments	$20,233,359	$12,044,247	$–	$32,277,606